Summary of Significant Accounting Policies - Summary of Information of Non-controlling Interests - Balance Sheets (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Non Controlling Interests [Line Items]
Current assets	$ 1,431,977	$ 50,997	$ 1,095,614
Non-current assets	317,484	11,306	290,364
Current liabilities	(348,127)	(12,398)	(556,697)
Total Assets	1,749,461	62,303	$ 1,385,978
InspirMed Inc.
Disclosure Of Non Controlling Interests [Line Items]
Current assets	893,095	31,805
Non-current assets	459,860	16,377
Current liabilities	(487,060)	(17,345)
Total Assets	$ 865,895	$ 30,837